                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2006

Check here if Amendment [ ]; Amendment Number:
                                               ---
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insurance Company of the West
Address:   11455 El Camino Real
           San Diego, CA 92130

Form 13F File Number: ______________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    H. Michael Freet
Title:   Chief Financial Officer
Phone:   (858) 350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                         San Diego, CA   11/07/2006
-------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:   $571,700
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13-F File Number Name
1   028-11686             American Assets, Inc.
2   028-11690             Ernest S. Rady


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                           Form 13-F Information Table
                            as of September 30, 2006

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     (X$1000)     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS     SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES               COM     002824100      3884       80000   SH              DEFINED  NOS 1 & 2     80000
ALTRIA GROUP INC                  COM     02209S103     24496      320000   SH              DEFINED  NOS 1 & 2    320000
AMERICAN ELEC PWR                 COM     025537101       444       12225   SH              DEFINED  NOS 1 & 2     12225
AMGEN INC                         COM     031162100      1144       16000   SH              DEFINED  NOS 1 & 2     16000
BANCO SANTANDER CENT              COM     05964H105      1815      115000   SH              DEFINED  NOS 1 & 2    115000
BANK AMER CORP                    COM     060505104     24427      456000   SH              DEFINED  NOS 1 & 2    456000
BEAR STEARNS                      COM     073902108      9456       67500   SH              DEFINED  NOS 1 & 2     67500
BERKSHIRE HATHAWAY                COM     084670207        15           5   SH              DEFINED  NOS 1 & 2         5
BRITISH PETROLEUM                 COM     055622104      2294       35000   SH              DEFINED  NOS 1 & 2     35000
CAPITAL ONE FINANCIAL             COM     14040H105      7960      101200   SH              DEFINED  NOS 1 & 2    101200
CATERPILLLAR INC                  COM     149123101      1973       30000   SH              DEFINED  NOS 1 & 2     30000
CBS CORP                          COM     124857202       563       20000   SH              DEFINED  NOS 1 & 2     20000
CHUBB CORP                        COM     171232101      3637       70000   SH              DEFINED  NOS 1 & 2     70000
CINCINNATI FINL CORP              COM     172062101       529       11025   SH              DEFINED  NOS 1 & 2     11025
CITIGROUP INC                     COM     172967101      1490       30000   SH              DEFINED  NOS 1 & 2     30000
COCA COLA                         COM     191216100      1117       25000   SH              DEFINED  NOS 1 & 2     25000
COMCAST CORP                      COM     20030N101      3684      100000   SH              DEFINED  NOS 1 & 2    100000
CONOCOPHILLIPS                    COM     20825C104      5953      100000   SH              DEFINED  NOS 1 & 2    100000
DUKE ENERGY CORP                  COM     264399106      3020      100000   SH              DEFINED  NOS 1 & 2    100000
EDISON INTL                       COM     281020107      5205      125000   SH              DEFINED  NOS 1 & 2    125000
ELI LILLY                         COM     532457108      3135       55000   SH              DEFINED  NOS 1 & 2     55000
EXXON MOBIL                       COM     30231G102      3354       50000   SH              DEFINED  NOS 1 & 2     50000
FEDERAL HM LN MTG CORP            COM     313400301     21225      320000   SH              DEFINED  NOS 1 & 2    320000
FEDERAL NATL MTG                  COM     313586109      6149      110000   SH              DEFINED  NOS 1 & 2    110000
FIDELITY NATL FINL                COM     316326107      4437      106550   SH              DEFINED  NOS 1 & 2    106550
FIDELITY NATL TITLE GRP           COM     31620R105       390       18646   SH              DEFINED  NOS 1 & 2     18646
FPL GROUP INC                     COM     302571104       662       14724   SH              DEFINED  NOS 1 & 2     14724
GENERAL ELECTRIC CO.              COM     369604103      4765      135000   SH              DEFINED  NOS 1 & 2    135000
GENERAL MILLS                     COM     370334104      1986       35100   SH              DEFINED  NOS 1 & 2     35100
GLAXOSMITHKLINE                   COM     37733W105      4790       90000   SH              DEFINED  NOS 1 & 2     90000
HARTFORD FIN SVCS GRP             COM     416515104      7806       90000   SH              DEFINED  NOS 1 & 2     90000
HOME DEPOT                        COM     437076102      1088       30000   SH              DEFINED  NOS 1 & 2     30000
HSBC HLDGS PLC                    COM     404280406      7345       80250   SH              DEFINED  NOS 1 & 2     80250
HOSPIRA INC                       COM     441060100       305        8000   SH              DEFINED  NOS 1 & 2      8000
HOST MARRIOTT CORP                COM     44107P104       561       24487   SH              DEFINED  NOS 1 & 2     24487
INERGY LP                         COM     456615103       408       15000   SH              DEFINED  NOS 1 & 2     15000
INTEL CORP                        COM     458140100      1234       60000   SH              DEFINED  NOS 1 & 2     60000
JOHNSON & JOHNSON                 COM     478160104      2597       40000   SH              DEFINED  NOS 1 & 2     40000
JP MORGAN CHASE & CO.             COM     46625H100     19018      405000   SH              DEFINED  NOS 1 & 2    405000
KROGER CO.                        COM     501044101      1619       70000   SH              DEFINED  NOS 1 & 2     70000
MACERICH CO.                      COM     554382101      3818       50000   SH              DEFINED  NOS 1 & 2     50000
MICROSOFT CORP                    COM     594918104      3279      120000   SH              DEFINED  NOS 1 & 2    120000
MILLS CORP                        COM     601148109       668       40000   SH              DEFINED  NOS 1 & 2     40000
MORGAN STANLEY DEAN               COM     617446448      8020      110000   SH              DEFINED  NOS 1 & 2    110000
OVERSEAS SHIPHOLDING              COM     690368105      4323       70000   SH              DEFINED  NOS 1 & 2     70000

PEPSICO INC                       COM     713448108     12816      196400   SH              DEFINED  NOS 1 & 2    196400
PFIZER INC                        COM     717081103     14917      526000   SH              DEFINED  NOS 1 & 2    526000
PG&E CORP                         COM     69331C108      4165      100000   SH              DEFINED  NOS 1 & 2    100000
PINNACLE WEST CAP CORP            COM     723484101      4504      100000   SH              DEFINED  NOS 1 & 2    100000
PLUM CREEK TIMBER CO.             COM     729251108      2722       80000   SH              DEFINED  NOS 1 & 2     80000
PPL CORPORATION                   COM     69351T106      3290      100000   SH              DEFINED  NOS 1 & 2    100000
ROYAL DUTCH SHELL PLC             COM     780259206      9254      140000   SH              DEFINED  NOS 1 & 2    140000
STARWOOD HOTELS                   COM     85590A203      2287       40000   SH              DEFINED  NOS 1 & 2     40000
SUPERVALUE INC                    COM     868536103       134        4550   SH              DEFINED  NOS 1 & 2      4550
TIME WARNER INC                   COM     887317105       546       30000   SH              DEFINED  NOS 1 & 2     30000
UNUMPROVIDENT CORP                COM     91529Y106      1334       68843   SH              DEFINED  NOS 1 & 2     68843
USG CORP                          COM     903293405      1881       40000   SH              DEFINED  NOS 1 & 2     40000
VIACOM INC                        COM     92553P201       743       20000   SH              DEFINED  NOS 1 & 2     20000
WACHOVIA CORP                     COM     929903102    273411     4899864   SH              DEFINED  NOS 1 & 2   4899864
WAL-MART STORES                   COM     931142103      1972       40000   SH              DEFINED  NOS 1 & 2     40000
WELLS FARGO & CO.                 COM     949746101     14472      400000   SH              DEFINED  NOS 1 & 2    400000
WYETH                             COM     983024100      5083      100000   SH              DEFINED  NOS 1 & 2    100000
YUM BRANDS                        COM     988498101      2081       40000   SH              DEFINED  NOS 1 & 2     40000